Compensation of Key Management Personnel - Additional Information (Details) - Individual	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Number of key management personnel	16	20	28